Document and Entity Information	May 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2026
Entity File Number	1-15579
Entity Registrant Name	MSA Safety Inc
Entity Central Index Key	0000066570
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	46-4914539
Entity Address, Address Line One	1000 Cranberry Woods Drive
Entity Address, City or Town	Cranberry Township
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16066-5207
City Area Code	724
Local Phone Number	776-8600
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	MSA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false